State Street DoubleLine Short Duration Total Return Tactical ETF Investment Objectives and Goals - State Street DoubleLine Short Duration Total Return Tactical ETF	Jun. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	State Street® DoubleLine® Short Duration Total Return Tactical ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The State Street DoubleLine Short Duration Total Return Tactical ETF (the “Fund”) seeks to maximize current income with a dollar-weighted average effective duration between one and three years.